Financial risk management	12 Months Ended
Dec. 31, 2019
Financial risk management
Financial risk management

26. Financial risk management

The Company and its subsidiaries are exposed to the following risks from the use of financial instruments:

•	Credit risk
•	Liquidity risk
•	Market risk
•	Operating risk

26.1. Credit risk

Credit risk is the possibility of financial loss of the Company and its subsidiaries if a client or a counterpart of a financial instrument fails to fulfill its contractual obligations arising mainly from trade accounts receivable and investments of its subsidiaries.

The exposure of the Company and its subsidiaries to credit risk is influenced, mainly, by the individual characteristics of each client. The Company and its subsidiaries established a credit policy whereby every new client has its credit capacity individually analyzed prior to the standard payment terms and conditions.

The Company and its subsidiaries have a very diversified client portfolio with low concentration level, and major client represents only 2.21% of recurring revenue.

The subsidiaries establish an estimated provision for losses that represents its estimate of losses incurred in relation to trade accounts receivable (See Note 8). The main component of this allowance is specific and related to significant individual risks.

On December 31, 2019, maximum exposure related to cash and cash equivalents, financial assets and accounts receivable.

	December 31
	2019	2018
Cash and cash equivalents (Note 6)	75,898	49,850
Financial assets (Note 7)	904,362	413,374
Trade accounts receivable (Note 8)	288,111	170,382
	1,268,371	633,606

26.2. Liquidity risk

Liquidity risk is the risk of the Company and its subsidiaries encountering difficulties in performing the obligations associated with its financial liabilities that are settled with cash payments or with another financial asset. The approach of the Company and its subsidiaries in liquidity management is to guarantee, as much as possible, that will always have sufficient liquidity to perform their obligations upon maturity, under normal and stress conditions, without causing unacceptable losses or with a risk of sullying the reputation of the Company and its subsidiaries.

The table below shows the maturity of financial liabilities contracted in details:

	Up to 1	Up to 2
Operation	year	years	3-5 years	> 5 years	Total
Suppliers	24,007	—	—	—	24,007
Loans and financing (Note 14)	41,245	63,690	63,129	42,118	210,182
Lease payable (Note 15)	47,478	42,885	33,952	27,018	151,333
Accounts payable for the acquisition of subsidiaries - Earn Outs (Note 17)	23,629	32,578	4,231	—	60,438
Accounts payable for the acquisition of subsidiaries – retained installments (Note 17)	19,767	12,277	2,891	—	34,935
Accounts payable for the acquisition of subsidiaries – Other (Note 17)	36	—	—	—	36
Other liabilities (Note 20)	89,576	4,869	—	—	94,445
	245,738	156,299	104,203	69,136	575,376

As amounts included in this table are non-discounted cash flows, they will not be reconciled to the amounts disclosed in the balance sheet for lease payable and accounts payable for acquisition of subsidiaries.

Typically, the Company and its subsidiaries ensure that they have sufficient cash at sight to cover expected operating expenses, including the compliance with financial obligations; this excludes the potential impact of extreme situations that cannot be reasonably foreseen, such as natural disasters.

26.3. Market risk

Interest rate and inflation risk: Interest rate risk derives from debt portion indexed to TJLP, TLP, IPCA, IGPM, CDI and LIBOR and from financial assets in CDI that may adversely affect financial income or expenses in case an unfavorable movement occurs in interest and inflation rates. This risk exposure as shown in the sensitivity analysis provided below.

26.4. Operating risk

Operating risk is the risk of direct or indirect losses arising from different causes related to the processes, personnel, technology and infrastructure of the Company and its subsidiaries, and external factors, except credit, market and liquidity risks, as those arising from legal and regulatory requirements and from generally accepted corporate behavior standards. The objective of the Company and its subsidiaries is to manage the operating risk and the service quality risk in order to avoid sustaining financial losses and harming the reputation of the Company and its subsidiaries.

26.5. Capital management

The policy of the Executive Board is to maintain a solid capital base to maintain the confidence of investors, creditors and market and the future development of the business. The Executive Board monitors returns on capital, which the Company defines as income (loss) from operating activities divided by total shareholders' equity. Executive Board also monitors the level of dividends to its shareholders.

26.6. Financial instruments’ analysis

There is a comparison below, by class of book and fair value of financial instruments of the Company and its subsidiaries.

	December 31
	Book value	Fair value	Book value	Fair value
	2019	2019	2018	2018
Financial assets
Cash and cash equivalents (Note 6)	75,898	75,898	49,850	49,850
Financial assets (Note 7)	904,362	904,362	413,374	413,374
Trade accounts receivable (Note 8)	288,111	288,111	170,382	170,382
Other assets (Note 11)	48,847	48,847	50,620	50,620
Total	1,317,218	1,317,218	684,226	684,226

Financial liabilities
Suppliers	24,007	24,007	13,623	13,623
Loans and financing (Note 14)	210,182	210,182	249,981	249,981
Lease payable (Note 15)	126,082	126,082	-	-
Accounts payable for the acquisition of subsidiaries (Note 17)	83,069	83,069	112,487	112,487
Other liabilities (Note 20)	94,445	94,445	10,307	10,307
Total	537,785	537,785	386,398	386,398

Amounts of these instruments recognized in the balance sheet do not significantly differ from their fair values.

•	Trade accounts receivable and suppliers approximate their respective book value mostly due to the short-term maturity of these instruments.
•	Loans and financing, leases and accounts payable due to acquisitions are contractually restated and represent the balance to be paid on the date of settlement of the contractual obligations.

Financial instruments per category:

	December 31
	2019		2018
	Fair value		Fair value
	through		through
	profit or	Amortized	profit or	Amortized
	loss	cost	loss	cost
Financial assets
Cash and cash equivalents (Note 6)	7,924	67,974	4,428	45,422
Financial assets (Note 7)	904,362	—	413,374	—
Trade accounts receivable (Note 8)	—	288,111	—	170,382
Other assets (Note 11)	—	48,847	—	50,620
	912,286	404,932	417,802	266,424
Financial liabilities
Suppliers	—	24,007	—	13,623
Loans and financing (Note 14)	—	210,182	—	249,981
Lease payable (Note 15)	—	126,082	—	—
Accounts payable for the acquisition of subsidiaries (Note 17)	83,069	—	112,487	—
Other liabilities (Note 20)	—	94,445	—	10,307
	83,069	454,716	112,487	273,911

26.7. Fair value hierarchy

The table below shows the hierarchy of fair value measurement of assets and liabilities of the Company and its subsidiaries.

Quantitative disclosures of fair value hierarchy as of December 31, 2019:

		Prices
		quoted in		Significant
		active	Significant	non-
		markets	observable	observable
	Total	(Level 1)	data (Level 2)	data (Level 3)
Assets measured at fair value
Financial assets at fair value
Financial assets (Note 7)	904,362	—	904,362	—

Liabilities measured at fair value
Financial liabilities at fair value
Loans and financing (Note 14)	210,182	—	210,182	—
Lease payable (Note 15)	126,082	—	126,082	—
Accounts payable for the acquisition of subsidiaries (Note 17)	83,069	—	37	83,032

Items measured at fair value on a recurring basis – The Company’s liabilities related to business combinations are measured at fair value with Level 3 inputs. The Company determines the earn-out fair value and any subsequent changes in fair value using a discount approach based on the weighted probability. The fair value of earn-out is assessed considering payments that the Company expects to make based on historical internal observations.

The Company and its subsidiaries use proper valuation techniques with the help of sufficient data to measure the fair value, maximizing the use of relevant observable data and minimizing the use of unobservable data.

There were no transfers between measurement levels in the fair value hierarchy for the year ended December 31, 2019 for these assets.

26.8. Sensitivity analysis for financial assets and liabilities

Main risks related to the transactions of the Company and its subsidiaries are linked to TJLP, TLP, CDI, IPCA, IGPM, IPC, SELIC and LIBOR change for BNDES financing and accounts payable due to acquisition of companies, and to CDI for financial assets.

The investments with CDI are recorded at market value, according to quotations announced by the respective financial institutions and the others mainly refer to bank deposit certificates. Therefore, the recorded value of these securities does not differ from the market value.

In order to check the sensitivity of the indexer of financial investments to which the Company and its subsidiaries were exposed to at December 31, 2019, we defined three scenarios for the risk of decrease in CDI. The December 2019 index, which was 4.40%  (6.40% as of December 31, 2018), was defined as probable scenario; based thereon, 25% and 50% scenarios were defined.

	Balance at		Scenario I
Operation	12/31/2019	Risk	(probable)	Scenario II	Scenario III
Financial assets	904,362	CDI decr.	4.40%	3.30%	2.20%
Financial income			39,792	29,844	19,896

In order to analyze sensitivity of debt indexes, to which the Company and its subsidiaries were exposed at December 31, 2019, three different scenarios were defined for the risk of increase in such indexes. This was based on TJLP, TLP, IPCA, IPC, IGPM, CDI, SELIC and LIBOR amounts in effect at December 31, 2019, available at CETIP, IBGE, Central Bank of Brazil, FGV, among others. Accordingly, a probable scenario was defined for 2019, based on which, 25% and 50% differences were calculated.

For each scenario the Company calculated the gross financial expense, not taking into account the taxes levied and the flow of maturities for each contract scheduled for 2019. The base date used for financing was December 31, 2019, projecting indices for one year and verifying their sensitivity in each scenario.

Operation	Balance at 12/31/2019	Risk	Scenario I (probable)	Scenario II	Scenario III
Financings – BNDES	210,182	TJLP incr.	11,707	14,629	17,571
Rate subject to change			5.57%	6.96%	8.36%

Acquisition of companies	8,253	IGPM incr.	604	755	906
Rate subject to change			7.32%	9.15%	10.98%

Acquisition of companies	284	CDI incr.	12	16	19
Rate subject to change			4.40%	5.50%	6.60%

Acquisition of companies	12,666	IPCA incr.	546	681	818
Rate subject to change			4.31%	5.38%	6.46%

Acquisition of companies	16,960	R$decr.	683	855	1,026
Rate subject to change			4.03%	5.04%	6.05%